Vessels, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Accumulated Depreciation [Abstract]
Additions	$ (4,196)	$ (158)
Net book value	195,684		$ 199,880
Vessels [Member]
Cost [Abstract]
Beginning balance	201,684	0	0
Additions	0		201,684
Ending balance	201,684		201,684
Accumulated Depreciation [Abstract]
Beginning balance	(1,844)	$ 0	0
Additions	(4,185)		(1,844)
Ending balance	(6,029)		(1,844)
Net book value	$ 195,655		$ 199,840